As filed with the Securities and Exchange Commission on September 29, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21168

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
                -------------------------------------------------

             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                Neuberger Berman Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

ALABAMA (1.5%)
            4,210  DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002,
                   5.25%, due 6/1/14                                                    A1       A+                    4,439
                                                                                                                   ---------

ARIZONA (1.1%)
            1,465  Arizona Energy Management Svcs. (Main) LLC Energy
                   Conservation Rev. (Arizona St. Univ. Proj.-Main
                   Campus), Ser. 2002, (MBIA Insured), 5.25%, due 7/1/17                Aaa      AAA                   1,559
            1,750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
                   2003, 6.15%, due 7/15/17                                                                            1,851(^^)
                                                                                                                   ---------
                                                                                                                       3,410
                                                                                                                   ---------

CALIFORNIA (7.6%)
            3,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due
                   6/1/23 Putable 12/1/17                                               Baa2     BBB+                  3,661(B)
            2,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Waste Management, Inc. Proj.), Ser. 2005 C, 5.13%,
                   due 11/1/23                                                                   BBB                   2,047(B)
            2,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                   Ser. 2002 A, 5.75%, due 5/1/17                                       Aaa      A-                    2,779
            3,460  California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                   Ser. 2002 A, 5.38%, due 5/1/22                                       Aaa      A-                    3,780
            1,500  California St. Pub. Works Board Lease Rev., Ser. 2002
                   A, (AMBAC Insured), 5.25%, due 12/1/17                               Aaa      AAA                   1,601
            1,240  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth.
                   Svcs.), Ser. 2003 A, 6.00%, due 10/1/16                              A3       A+                    1,347(B)
            3,000  Golden St. Tobacco Securitization Corp. Tobacco
                   Settlement Asset-Backed Rev., Ser. 2003 A-1, 6.25%,
                   due 6/1/33                                                           Baa3     BBB                   3,278
            2,080  Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central
                   Dist. Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%,
                   due 9/1/18                                                           Aaa      AAA                   2,243
              740  San Diego Redev. Agcy. Sub. Parking Rev. (Centre City
                   Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                        Baa2                             756
            1,500  Santa Rosa Rancheria Tachi Yokut Tribe Enterprise
                   Rev., Ser. 2006, 4.88%, due 3/1/16                                                                  1,495(^^)
                                                                                                                  ----------
                                                                                                                      22,987
                                                                                                                  ----------

COLORADO (5.3%)
            4,220  Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser.
                   2002 A, (AMBAC Insured), 5.38%, due 11/15/18                         Aaa      AAA                   4,517
            4,000  Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
                   (FGIC Insured), 5.25%, due 11/15/14                                  Aaa      AAA                   4,230
            2,000  Denver City & Co. Arpt. Sys. Rev., Ser. 1991 D, 7.75%,
                   due 11/15/13                                                         Aaa      AAA                   2,269
            4,610  Thornton Cert. of Participation, Ser. 2002, (AMBAC
                   Insured), 5.38%, due 12/1/16                                         Aaa      AAA                   4,953
                                                                                                                  ----------
                                                                                                                      15,969
                                                                                                                  ----------

CONNECTICUT (0.8%)
            2,400  Mashantucket Western Pequot Tribe Spec. Rev., Sub.
                   Ser. 1997 B, 5.70%, due 9/1/12                                       Baa3                           2,489(n)
                                                                                                                  ----------

DISTRICT OF COLUMBIA (1.6%)
            4,495  Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser.
                   2002 C, 5.25%, due 6/1/13                                            Aaa      AAA                   4,777
                                                                                                                  ----------
FLORIDA (8.9%)
            2,500  Broward Co. G.O., Ser. 2001 A, 5.25%, due 1/1/18                     Aa1      AA+                   2,645


See Notes to Schedule of Investments                             1

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

            2,805  Fiddlers  Creek  Comm.  Dev.  Dist.   Number  2  Spec.
                   Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                                     2,892(^^)
            1,750  Miami Beach Hlth.  Fac. Au.  Hosp.  Ref.  Rev.  (Mount
                   Sinai Med. Ctr. of Florida Proj.),  Ser. 2004,  6.25%,
                   due 11/15/09                                                         Ba2      BB+                   1,837(B)
            8,140  Orange Co.  Sales Tax Ref.  Rev.,  Ser.  2002 A, (FGIC
                   Insured), 5.13%, due 1/1/18                                          Aaa      AAA                   8,620
            2,085  Palm Beach Co. Hlth.  Fac. Au. Hosp.  Ref. Rev.  (BRCH
                   Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                            A                     2,148(B)
            7,000  Palm Beach Co. Sch. Board Cert. of Participation, Ser.
                   2001 B, (AMBAC Insured), 5.38%, due 8/1/17                           Aaa      AAA                   7,499
            1,000  Sarasota Co. Util.  Sys. Ref. Rev., Ser. 2002 C, (FGIC
                   Insured), 5.25%, due 10/1/20                                         Aaa      AAA                   1,061
                                                                                                                  ----------
                                                                                                                      26,702
                                                                                                                  ----------

GEORGIA (2.6%)
            4,575  Henry Co. Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev.,  Ser.
                   2002 A, (MBIA Insured), 5.13%, due 2/1/17                            Aaa      AAA                   4,898
            2,710  Newnan  Hosp.  Au.  Rev.  Anticipation  Cert.  (Newnan
                   Hosp., Inc. Proj.), Ser. 2002, (MBIA Insured),  5.50%,
                   due 1/1/18                                                           Aaa                            2,930(B)
                                                                                                                  ----------
                                                                                                                       7,828
                                                                                                                  ----------
ILLINOIS (11.9%)
            5,000  Chicago G.O., Ser. 1995 A-2, (AMBAC  Insured),  6.25%,
                   due 1/1/13                                                           Aaa      AAA                   5,643
              180  Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due
                   1/1/17                                                               Aaa      AAA                     192
            5,940  Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due
                   1/1/17 P/R 7/1/12                                                    Aaa      AAA                   6,421
            1,500  Chicago Metro. Wtr.  Reclamation Dist. Cap. Imp. G.O.,
                   Ser. 2002 C, 5.38%, due 12/1/16                                      Aaa      AAA                   1,611
            5,130  Illinois  Ed. Fac.  Au. Rev.  (Field  Museum of
                   Natural History), Ser. 2002, 4.30%, due 11/1/36                      A2       A                     5,133(B)
            4,000  Illinois Fin. Au. Rev.  (Clare Oaks Proj.),  Ser. 2006
                   A, 5.75%, due 11/15/16                                                                              4,055(^^)(B)
            5,000  Illinois G.O., Ser. 2002, (MBIA Insured), 5.25%, due 10/1/14         Aaa      AAA                   5,352
            3,000  Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser.
                   1997 A, (MBIA Insured), 6.00%, due 7/1/14                            Aaa      AAA                   3,364(B)
            1,670  Illinois  Metro.  Pier & Exposition Au.  Dedicated St.
                   Tax Ref. Rev., Ser. 1998 A, 5.50%, due 6/15/17                       Aaa      AAA                   1,872
            2,000  Kane,  Cooke, & DuPage Cos.  Elgin Sch.  Dist.  Number
                   U-46 G.O., Ser. 1998, (FSA Insured), 5.35%, due 1/1/15               Aaa                            2,125
                                                                                                                  ----------
                                                                                                                      35,768
                                                                                                                  ----------
INDIANA (8.3%)
            1,995  Indiana  Bond Bank Rev.  (St.  Revolving  Fund Prog.),
                   Ser. 2001 A, 5.38%, due 2/1/17                                                AAA                   2,180
              760  Indiana  Bond Bank Rev.  (St.  Revolving  Fund Prog.),
                   Ser. 2001 B, 5.25%, due 2/1/18                                                AAA                     819
            8,005  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund
                   Prog.), Ser. 2001 A, 5.38%, due 2/1/17                                        AAA                   8,643
            2,800  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund
                   Prog.), Ser. 2002 B, 5.25%, due 2/1/18                                        AAA                   2,974
            1,000  Indiana Muni.  Pwr. Agcy.  Pwr. Supply Sys. Rev., Ser.
                   2002 B, (MBIA Insured), 5.25%, due 1/1/18                            Aaa      AAA                   1,060
            2,050  Indiana St.  Hlth.  Fac.  Fin.  Au. Rev.  (Hlth.  Sys.
                   Sisters of St. Francis), Ser. 2001, 5.35%, due 11/1/15               Aa3                            2,178(B)

See Notes to Schedule of Investments                             2

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

            1,065  Indiana St.  Recreational  Dev. Comm. Rev., Ser. 2002,
                   (AMBAC Insured), 5.25%, due 7/1/18                                   Aaa      AAA                   1,121
            1,125  Indiana St.  Recreational  Dev. Comm. Rev., Ser. 2002,
                   (AMBAC Insured), 5.25%, due 7/1/19                                   Aaa      AAA                   1,182
            2,580  Indianapolis Local Pub. Imp. Rev.  (Indianapolis Arpt.
                   Au.  Proj.),  Ser. 2003 A, (FSA Insured),  5.63%,  due
                   1/1/17                                                               Aaa      AAA                   2,758
            2,000  Jasper Hosp. Au. Hosp.  Fac. Ref. Rev.  (Mem.  Hosp. &
                   Hlth. Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                         AA                    2,133(B)
                                                                                                                  ----------
                                                                                                                      25,048
                                                                                                                  ----------
IOWA (2.0%)
            3,000  Iowa  Tobacco   Settlement  Au.   Tobacco   Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.30%, due 6/1/25                             AAA                   3,166
            3,000  Iowa  Tobacco   Settlement  Au.   Tobacco   Settlement
                   Asset-Backed Rev., Ser. 2005 C, 5.38%, due 6/1/38                    Baa3     BBB                   3,004
                                                                                                                  ----------
                                                                                                                       6,170
                                                                                                                  ----------
LOUISIANA (1.2%)
            2,500  Morehouse  Parish Ref. PCR (Int'l.  Paper Co.  Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                     Baa2     BBB                   2,584(B)
            1,000  Tobacco    Settlement    Fin.    Tobacco    Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                   Baa3     BBB                   1,039
                                                                                                                  ----------
                                                                                                                       3,623
                                                                                                                  ----------
MARYLAND (2.3%)
            1,000  Maryland St.  Hlth. & Higher Ed. Fac. Au. Rev.  (Union
                   Hosp. of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                    A3                             1,052(B)
              400  Prince George's Co. Unrefunded Balance Cons. Pub. Imp.
                   G.O., Ser. 2001, (FGIC Insured), 5.25%, due 12/1/16                  Aaa      AAA                     429
            5,100  Prince  George's  Co.,  Pre-Refunded  Cons.  Pub. Imp.
                   G.O., Ser. 2001, 5.25%, due 12/1/16 P/R 12/1/11                      Aaa      AAA                   5,498
                                                                                                                  ----------
                                                                                                                       6,979
                                                                                                                  ----------
MASSACHUSETTS (8.7%)
            3,000  Massachusetts  Port Au.  Spec.  Fac.  Rev.  (Delta Air
                   Lines,  Inc.  Proj.),  Ser.  2001 A, (AMBAC  Insured),
                   5.50%, due 1/1/19                                                    Aaa      AAA                   3,108(B)
            1,850  Massachusetts  St. G.O.,  Ser. 2002 E, (MBIA Insured),
                   5.38%, due x 1/1/18                                                  Aaa      AAA                   2,000
            2,450  Massachusetts  St. Hlth. & Ed. Fac. Au. Rev.  (Caritas
                   Christi Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                Baa3     BBB                   2,536(B)
            2,810  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.  (Milford-
                   Whitinsville  Reg.  Hosp.),  Ser.  1998 C, 5.75%,  due
                   7/15/13                                                              Baa3     BBB-                  2,885(B)
            4,935  Massachusetts  St.  Hlth.  & Ed. Fac.  Au.  Rev.  (New
                   England Med. Ctr. Hosp.), Ser. 2002 H, (FGIC Insured),
                   5.38%, due 5/15/16                                                   Aaa      AAA                   5,295(B)
            2,000  Massachusetts   St.   Wtr.   Poll.   Abatement   Trust
                   Pre-Refunded Rev. (Pool Prog.),  Ser. 2001, 5.25%, due
                   2/1/16 P/R 8/1/11                                                    Aaa      AAA                   2,122
            5,030  Massachusetts  St.  Wtr.  Poll.  Abatement  Trust Rev.
                   (MWRA Prog.), Ser. 2002 A, 5.25%, due 8/1/19                         Aaa      AAA                   5,365

See Notes to Schedule of Investments                             3

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

            2,775  Massachusetts   St.   Wtr.   Poll.   Abatement   Trust
                   Unrefunded  Balance  Rev.  (Pool  Prog.),  Ser.  2001,
                   5.25%, due 2/1/16                                                    Aaa      AAA                   2,958
                                                                                                                  ----------
                                                                                                                      26,269
                                                                                                                  ----------
MICHIGAN (6.6%)
            3,075  Detroit Sch. Dist.  Sch. Bldg. & Site Imp. G.O.,  Ser.
                   2002 A, (FGIC Insured), 5.50%, due 5/1/15                            Aaa      AAA                   3,368
            1,070  Ingham & Clinton  Cos.  East  Lansing  Bldg.  Au. Ref.
                   G.O., Ser. 1999, 5.25%, due 10/1/16                                           AA                    1,114
            1,375  Macomb Co. New Haven  Comm.  Sch.  Bldg.  & Site G.O.,
                   Ser. 2002, 5.25%, due 5/1/17                                         Aa2      AA                    1,483
            1,500  Michigan St. Bldg.  Au. Rev. (Fac.  Prog.),  Ser. 2001
                   II, 5.50%, due 10/15/18                                              Aa3      AA-                   1,616
            5,000  Michigan St. Hsg. Dev. Au.  Single-Family  Mtge. Rev.,
                   Ser. 2001 A, (MBIA Insured), 5.30%, due 12/1/16                      Aaa      AAA                   5,120
            3,850  Royal Oak Hosp.  Fin. Au.  Hosp.  Ref.  Rev.  (William
                   Beaumont Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                      Aa3      AA-                   4,225(B)
            1,000  Summit Academy North Pub. Sch. Academy Ref. Rev., Ser.
                   2005, 6.00%, due 11/1/15                                                      BB+                     993
            2,000  Summit Academy North Pub. Sch. Academy Ref. Rev., Ser.
                   2005, 5.25%, due 11/1/20                                                      BB+                   1,909
                                                                                                                  ----------
                                                                                                                      19,828
                                                                                                                  ----------
MINNESOTA (1.6%)
            2,000  Freeborn Co. Hsg. & Redev.  Au.  Lease Rev.  (Criminal
                   Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                    Baa1                           2,084
            2,540  St. Paul Port Au. Lease Rev.  (Office  Bldg.  at Cedar
                   Street), Ser. 2002, 5.00%, due 12/1/17                               Aa2      AA+                   2,642
                                                                                                                  ----------
                                                                                                                       4,726
                                                                                                                  ----------
MISSOURI (4.1%)
            3,495  Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross
                   Co.  Extension  Proj.),  Ser.  2002 B, (FSA  Insured),
                   5.25%, due 10/1/16                                                   Aaa      AAA                   3,758
            2,000  Boone Co. Hosp.  Ref. Rev.  (Boone Hosp.  Ctr.),  Ser.
                   2002, 5.05%, due 8/1/20                                              A3                             2,040(B)
            2,425  Branson Dev.  Fin.  Board  Infrastructure  Fac.  Board
                   Rev., Ser. 2003 A, 5.00%, due 12/1/17                                Baa1     BBB+                  2,448
              750  Branson Ind. Dev. Au. Ltd.  Oblig.  Tax Increment Rev.
                   (Branson  Landing-Retail Proj.), Ser. 2005, 5.25%, due
                   6/1/21                                                                                                746(^^)
            2,000  Missouri St. Env.  Imp. & Energy Res.  Au. Wtr.  Poll.
                   Ctrl. & Drinking Wtr.  Rev.,  Ser. 2002 B, 5.50%,  due
                   7/1/16                                                               Aaa                            2,178
              845  Missouri St. Hsg. Dev. Comm.  Multi-Family  Hsg. Rev.,
                   Ser. 2001 II, 5.25%, due 12/1/16                                              AA                      872
              245  Missouri St. Hsg. Dev. Comm.  Multi-Family  Hsg. Rev.,
                   Ser. 2001 III, 5.05%, due 12/1/15                                             AA                      254
                                                                                                                  ----------
                                                                                                                      12,296
                                                                                                                  ----------
NEVADA (5.3%)
            5,335  Clark  Co.   Passenger  Fac.  Charge  Ref.  Rev.  (Las
                   Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A, (MBIA
                   Insured), 5.25%, due 7/1/10                                          Aaa      AAA                   5,556
            4,355  Las Vegas Valley Wtr.  Dist.  Ref. & Wtr.  Imp.  G.O.,
                   Ser. 2003 A, (FGIC Insured), 5.25%, due 6/1/16                       Aaa      AAA                   4,634
            5,395  Truckee  Meadows Wtr. Au. Wtr. Rev., Ser. 2001 A, (FSA
                   Insured), 5.50%, due 7/1/15                                          Aaa      AAA                   5,720
                                                                                                                  ----------
                                                                                                                      15,910

See Notes to Schedule of Investments                             4

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

NEW HAMPSHIRE (1.8%)
            3,310  New Hampshire Hlth. Ed. Fac. Au. Rev.  (Univ.  Sys. of
                   New Hampshire), Ser. 1992, (AMBAC Insured), 5.38%, due
                   7/1/17                                                               Aaa      AAA                   3,571
            1,700  New Hampshire Hlth. Ed. Fac. Au. Rev.  (Univ.  Sys. of
                   New Hampshire), Ser. 1992, (AMBAC Insured), 5.38%, due
                   7/1/17                                                               Aaa      AAA                   1,808
                                                                                                                  ----------
                                                                                                                       5,379
                                                                                                                  ----------
NEW JERSEY (6.0%)
            5,000  New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
                   (FSA Insured), 5.25%, due 12/15/15                                   Aaa      AAA                   5,345
            1,500  New Jersey Econ.  Dev. Au.  Cigarette  Tax Rev.,  Ser.
                   2004, 5.63%, due 6/15/19                                             Baa2     BBB                   1,565
            6,900  New Jersey Ed. Fac.  Au. Rev.  (Stevens  Institute  of
                   Technology), Ser. 2002 C, 5.25%, due 7/1/17                          Baa2     BBB+                  7,208(B)
            4,000  New Jersey Hlth.  Care Fac.  Fin.  Au. Rev.  (Somerset
                   Med. Ctr. Issue), Ser. 2003, 5.50%, due 7/1/18                       Baa3                           4,113(B)
                                                                                                                  ----------
                                                                                                                      18,231
                                                                                                                  ----------
NEW YORK (6.1%)
            1,210  Lyons Comm.  Hlth.  Initiatives  Corp. Fac. Rev., Ser.
                   2004, 5.50%, due 9/1/14                                              A2                             1,284
            3,250  New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                   A1       A+                    3,496
            2,580  New York City IDA Civic Fac. Rev.  (Lycee  Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                               A                     2,697(B)
            2,750  New York City IDA Liberty Rev. (7 World Trade Center, LLC
                   Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                                              2,926(^^)
            1,750  New York City IDA Spec. Fac. Rev. (American  Airlines,
                   Inc. J.F.K. Int'l. Arpt. Proj.), Ser. 2005, 7.50%, due
                   8/1/16                                                                        B                     1,954(B)
            1,000  New York  Convention  Ctr.  Operating  Corp.  Cert. of
                   Participation  (Yale Bldg.  Acquisition  Proj.),  Ser.
                   2003, 5.25%, due 6/1/08                                              Aa1                            1,022
            3,500  New York St. Dorm. Au.  Personal Income Tax Rev., Ser.
                   2003 A, 5.38%, due 3/15/20                                           Aa3      AAA                   3,813
            1,300  New York St. Urban Dev. Corp. Ref. Rev.  (Correctional
                   Cap. Fac.), Ser. 1998, 5.00%, due 1/1/14                             A1       AA-                   1,348
                                                                                                                  ----------
                                                                                                                      18,540
                                                                                                                  ----------
NORTH DAKOTA (1.5%)
            4,100  Fargo Hlth.  Sys. Rev.  (Meritcare  Obligated  Group),
                   Ser. 2002 A, (AMBAC Insured), 5.63%, due 6/1/17                      Aaa      AAA                   4,396(B)
                                                                                                                  ----------
OHIO (2.8%)
            1,000  Coshocton  Co.  Env.  Imp.  Ref.  Rev.  (Smurfit-Stone
                   Container Enterprises,  Inc. Proj.), Ser. 2005, 5.13%,
                   due 8/1/13                                                                    CCC+                    971(B)
            3,000  Moraine Solid Waste Disp.  Rev.  (General Motors Corp.
                   Proj.), Ser. 1994, 6.75%, due 7/1/14                                 Caa1     B-                    3,167(B)
            3,760  Ohio Air Quality Dev. Au. Env.  Imp.  Ref.  Rev.  (USX
                   Corp. Proj.), Ser. 1995, 5.00%, due 11/1/15                          Baa1     BBB+                  3,918(B)
              400  Ohio St Solid Waste Rev. (BP Exploration & Oil Proj.),
                   Ser. 1999, 3.69%, due 8/1/06                                         Aa1      AA+                     400(u)(B)
                                                                                                                  ----------
                                                                                                                       8,456
                                                                                                                  ----------

See Notes to Schedule of Investments                             5

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

PENNSYLVANIA (5.7%)
            1,765 Cumberland  Co. West Shore Area Au. Hosp.  Rev.  (Holy
                   Spirit  Hosp.  of the  Sisters  of  Christian  Charity
                   Proj.), Ser. 2001, 6.05%, due 1/1/19                                          BBB                   1,867(B)
              565  Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser.
                   2003, 5.25%, due 7/1/18 P/R 7/1/13                                   A2       A-                      610
              435  Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser.
                   2003, 5.25%, due 7/1/18                                              A2       A-                      459
            2,000  Lehigh Co.  Gen.  Purp.  Au.  Rev.  (KidsPeace  Oblig.
                   Group), Ser. 1998, 6.00%, due 11/1/23                                B2                             1,902(B)
            5,000  Montgomery  Co.  Higher  Ed. & Hlth.  Au.  Hosp.  Rev.
                   (Abington Mem. Hosp.  Proj.),  Ser. 2002 A, 5.00%, due
                   6/1/19                                                                        A                     5,075(B)
            1,000  Pennsylvania  Econ.  Dev. Fin. Au. Res. Rec. Ref. Rev.
                   (Colver Proj.), Ser. 2005 G, 5.13%, due 12/1/15                                                       981(^^)
            2,000 Philadelphia  Arpt.  Ref.  Rev.   (Philadelphia  Arpt.
                   Sys.), Ser. 1998 A, (FGIC Insured), 5.38%, due 6/15/14               Aaa      AAA                   2,082
            2,000  Sayre Hlth. Care Fac. Au. Rev. (Guthrie Hlth.  Proj.),
                   Ser. 2002 A, 5.75%, due 12/1/21                                               A-                    2,134(B)
            2,000 Westmoreland  Co.  IDA  Gtd.  Rev.  (National  Waste &
                   Energy Corp.,  Valley Landfill Expansion Proj.),  Ser.
                   1993, 5.10%, due 5/1/18                                                       BBB                   2,037(B)
                                                                                                                  ----------
                                                                                                                      17,147
                                                                                                                  ----------
SOUTH CAROLINA (5.5%)
            1,100  Charleston  Co.  Sch.  Dist.  G.O.,  Ser.  2001,  (FSA
                   Insured), 5.00%, due 2/1/18                                          Aaa      AAA                   1,148
            2,140  Mt.  Pleasant Town  Waterworks & Swr. Sys. Ref. & Imp.
                   Rev., Ser. 2002, (FGIC Insured), 5.25%, due 12/1/17                  Aaa      AAA                   2,287
            2,345  South  Carolina  Jobs Econ.  Dev. Au. Hosp.  Ref. Rev.
                   (Palmetto  Hlth.  Alliance),  Ser. 2003 A, 6.00%,  due
                   8/1/13                                                               Baa1     BBB+                  2,502(B)
            2,000  South  Carolina  Jobs Econ.  Dev. Au. Hosp.  Ref. Rev.
                   (Palmetto  Hlth.  Alliance),  Ser. 2003 A, 6.13%,  due
                   8/1/23                                                               Baa1     BBB+                  2,134(B)
            4,665  South  Carolina St. Pub.  Svc. Au. Rev.,  Ser. 2002 B,
                   (FSA Insured), 5.38%, due 1/1/18                                     Aaa      AAA                   4,969
            3,500  Union Co. IDR (Federal  Paper Board Co., Inc.  Proj.),
                   Ser. 1989, 4.55%, due 11/1/09                                        Baa3     BBB                   3,479(B)
                                                                                                                  ----------
                                                                                                                      16,519
                                                                                                                  ----------
TENNESSEE (2.1%)
            3,015  Knox Co.  Hlth.,  Ed. & Hsg. Fac.  Board Hosp.  Ref. &
                   Imp.  Rev.,  Ser. 2002 A, (FSA  Insured),  5.50%,  due
                   1/1/18                                                               Aaa      AAA                   3,209(B)
            3,085  Memphis-Shelby  Co. Arpt.  Au. Spec.  Fac.  Ref.  Rev.
                   (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                Baa2     BBB                   3,214(B)
                                                                                                                  ----------
                                                                                                                       6,423
                                                                                                                  ----------
TEXAS (22.5%)
            4,145  Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                   Dallas-  Waterview Park Proj.),  Ser. 2002, 5.00%, due
                   1/1/23                                                                        A                     4,182(B)


See Notes to Schedule of Investments                             6

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

            1,000  Austin Convention  Enterprises,  Inc.  Convention Ctr.
                   Hotel First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                Baa3     BBB-                  1,059
            3,300  Brazos  River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                        Baa2     BBB-                  3,691(B)
            1,000  Brazos  River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                               BBB-                  1,044(B)
            1,000  Brazos  River Au.  Ref.  Rev.  (Reliant  Energy,  Inc.
                   Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                       BBB-                  1,073(B)
            3,600  Corpus Christi Tax & Muni.  Hotel  Occupancy Tax G.O.,
                   Ser. 2002, (FSA Insured), 5.50%, due 9/1/17                          Aaa      AAA                   3,893
            2,100  Dallas-Fort  Worth Int'l.  Arpt. Fac. Imp. Corp. Rev.,
                   Ser. 2004 A-1, 6.15%, due 1/1/16                                     Ba2                            2,134(B)
            1,935  Dallas-Fort Worth Int'l. Arpt. Imp. Rev., Ser. 2004 B,
                   (FSA Insured), 5.50%, due 11/1/18                                    Aaa      AAA                    2,061
            1,000  Denton, Tarrant, & Wise Cos. Northwest Ind. Sch. Dist.
                   Unlimited Sch. Bldg. & Ref.  G.O.,  Ser. 2002,  5.50%,
                   due 8/15/17                                                          Aaa                            1,084
            1,750  Ector Co. Hosp.  Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
                   due 4/15/16                                                          A3       BBB+                  1,808
            1,745  Ector Co. Hosp.  Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
                   due 4/15/17                                                          A3       BBB+                  1,800
            7,000  Harris Co. Toll Road Sr. Lien Ref.  Rev.,  Ser.  2002,
                   (FSA Insured), 5.38%, due 8/15/16                                    Aaa      AAA                   7,527
            3,235  Houston Arpt.  Sys. Sub. Lien. Ref. Rev., Ser. 2001 A,
                   (FGIC Insured), 5.50%, due 7/1/16                                    Aaa      AAA                   3,424
            4,955  Houston  Pub.  Imp.  Ref.  G.O.,   Ser.  2002,   (MBIA
                   Insured), 5.25%, due 3/1/17                                          Aaa      AAA                   5,254
            2,000  Lubbock Hlth.  Fac. Dev. Corp.  Rev. (St. Joseph Hlth.
                   Sys.), Ser. 1998, 5.25%, due 7/1/16                                  Aa3      AA-                   2,069(B)
            4,780  North Central Hlth.  Fac. Dev. Corp.  Hosp.  Ref. Rev.
                   (Baylor Hlth. Care Sys. Proj.),  Ser. 1998, 5.10%, due
                   5/15/13                                                              Aa3      AA-                   4,964(B)
            6,795  San Antonio Ind. Sch. Dist.  Unlimited Tax G.O.,  Ser.
                   2001 B, 5.38%, due 8/15/17                                           Aaa      AAA                   7,223
               20  San Antonio  Pre-Refunded  Cert. of  Obligation  G.O.,
                   Ser. 2002, 5.00%, due 2/1/14 P/R 2/1/12                              Aa2      AA+                      21
            1,240  San Antonio  Unrefunded  Balance  Cert.  of Obligation
                   G.O., Ser. 2002, 5.00%, due 2/1/14                                   Aa2      AA+                   1,298
            1,910  Southmost  Reg.  Wtr. Au. Wtr.  Supply  Contract  Rev.
                   (Desalination Plant Proj.), Ser. 2002, (MBIA Insured),
                   5.50%, due 9/1/19                                                    Aaa                            2,046
            4,200  Tarrant Reg. Wtr. Dist.  Wtr. Ref. & Imp.  Rev.,  Ser.
                   2002, (FSA Insured), 5.38%, due 3/1/16                               Aaa      AAA                   4,503
              420  Texas Std. Hsg. Corp.  Std. Hsg. Rev.  (Midwestern St.
                   Univ. Proj.), Ser. 2002, 5.50%, due 9/1/12                           Baa3                             432
            1,000  Trinity River Au. Imp. & Ref.  Rev.  (Tarrant Co. Wtr.
                   Proj.), Ser. 2003, (MBIA Insured), 5.50%, due 2/1/16                 Aaa      AAA                   1,092
            1,085  Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
                   Hosp. Reg. Hlth. Care Ctr. Proj.),  Ser. 2003,  5.25%,
                   due 7/1/13                                                           Baa1                           1,101
            2,950  Univ. of Texas Board of Regents Fin. Sys.  Rev.,  Ser.
                   1999 B, 5.38%, due 8/15/18                                           Aaa      AAA                   3,087
                                                                                                                   ---------
                                                                                                                      67,870
                                                                                                                   ---------

See Notes to Schedule of Investments                             7

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

VIRGIN ISLANDS (0.9%)
            1,000  Virgin  Islands  Pub.  Fin.  Au.  Refinery  Fac.  Rev.
                   (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22                     Baa3     BBB                   1,088
            1,500  Virgin  Islands  Pub.  Fin.  Au.  Refinery  Fac.  Rev.
                   (HOVENSA Refinery), Ser. 2004, 5.88%, due 7/1/22                     Baa3     BBB                   1,614(B)
                                                                                                                  ----------
                                                                                                                       2,702
                                                                                                                  ----------
VIRGINIA (1.5%)
            1,000  Hopewell   Ind.   Dev.  Au.  Env.   Imp.   Ref.   Rev.
                   (Smurfit-Stone Container Enterprise, Inc. Proj.), Ser.
                   2005, 5.25%, due 6/1/15                                                       CCC+                    967(B)
            2,620  Peninsula  Ports Au.  Res.  Care Fac.  Ref.  Rev.  (VA
                   Baptist Homes), Ser. 2006 C, 5.25%, due 12/1/21                                                     2,644(^^)(B)
            1,000  Virginia  Beach Dev. Au.  Residential  Care Fac. Mtge.
                   Ref.  Rev.  (Westminster-Caterbury  of Hampton  Roads,
                   Inc.), Ser. 2005, 5.00%, due 11/1/22                                                                  990(^^)(B)
                                                                                                                  ----------
                                                                                                                       4,601
                                                                                                                  ----------
WASHINGTON (12.8%)
            3,000  CDP-King Co. III Lease Rev. (King Street Ctr.  Proj.),
                   Ser. 1997, (MBIA Insured), 5.13%, due 6/1/17                         Aaa      AAA                   3,063
            1,000  Clark Co.  Vancouver Sch. Dist.  Number 37 G.O.,  Ser.
                   1998, 5.13%, due 12/1/12                                             Aa3                            1,061
            8,800  Energy  Northwest Elec. Ref. Rev. (Proj.  No. 3), Ser.
                   2001 A, (FSA Insured), 5.50%, due 7/1/17                             Aaa      AAA                   9,415
            5,000  King & Snohomish Cos. Northshore Sch. Dist. Number 417
                   G.O., Ser. 2002, (FSA Insured), 5.50%, due 12/1/17                   Aaa      AAA                   5,432
            4,260  King Co. Pub.  Trans.  Sales Tax Ref. G.O., Ser. 2002,
                   (FSA Insured), 5.38%, due 12/1/14                                    Aaa      AAA                   4,572
            6,250  Port of  Seattle  Sub Lien  Rev.,  Ser.  2002 B, (FGIC
                   Insured), 5.50%, due 9/1/16                                          Aaa      AAA                   6,620
            1,625  Skagit Co. Pub.  Hosp.  Dist.  Ref.  Rev.,  Ser. 2003,
                   6.00%, due 12/1/18                                                   Baa2                           1,738
            2,500  Tacoma Wtr. Sys.  Rev.,  Ser.  2001,  (FGIC  Insured),
                   5.13%, due 12/1/19                                                   Aaa      AAA                   2,608
            3,125  Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley
                   Mem. Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                             A                     3,179(B)
            1,000  Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%,
                   due 7/1/17                                                           Aa1      AA                    1,009
                                                                                                                  ----------
                                                                                                                      38,697
                                                                                                                  ----------
WISCONSIN (5.2%)
            1,485  Badger  Tobacco  Asset  Securitization  Corp.  Tobacco
                   Settlement  Asset-Backed  Rev., Ser. 2002,  6.13%, due
                   6/1/27                                                               Baa3     BBB                   1,578
            1,900  Univ.  of Wisconsin  Hosp.  & Clinics Au. Hosp.  Rev.,
                   Ser. 2002 B, 5.50%, due 4/1/12                                       A1       A+                    1,999
            1,370  Wisconsin  Hlth.  & Ed.  Fac.  Au. Rev.  (Aurora  Med.
                   Group, Inc. Proj.),  Ser. 1996, (FSA Insured),  6.00%,
                   due 11/15/11                                                         Aaa      AAA                   1,496(B)
            7,205  Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17 P/R
                   5/1/12                                                               Aaa      AAA                   7,670
            2,780  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp.
                   & Med.  Ctr.,  Inc.  Proj.),  Ser.  1999,  5.50%,  due
                   5/15/15                                                                       A                     2,893(B)
                                                                                                                  ----------
                                                                                                                      15,636
                                                                                                                  ----------


See Notes to Schedule of Investments                             8

                                                                                  NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------


PRINCIPAL AMOUNT                            SECURITY(@)                                   RATING                    VALUE(+)
($000's omitted)                                                                       Moody's   S&P        ($000's omitted)

WYOMING (1.6%)
            4,895  Wyoming  Community  Dev. Au. Hsg.  Rev.,  Ser. 2006 6,
                   5.00%, due 12/1/21                                                   Aa1      AA+                   4,944
                                                                                                                  ----------
OTHER (0.7%)
            2,000  MuniMae  Subordinated  Cumulative  Perpetual Preferred
                   Shares, 4.70%, due 6/30/49 Putable 9/30/09                           Baa2                           1,985(n)
                                                                                                                  ----------
                   TOTAL INVESTMENTS (158.1%) (COST $467,960)                                                        476,744(##)

                   Cash, receivables and other assets, less liabilities (1.4%)                                         4,157

                   Liquidation Value of Auction Market Preferred Shares [(59.5%)]                                   (179,400)
                                                                                                                  ----------
                   TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                      $301,501
                                                                                                                  ----------



See Notes to Schedule of Investments                             9

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (each a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2006, selected Fund information on a U.S. federal income tax basis was as follows:

                                         GROSS           GROSS
(000'S OMITTED)                     UNREALIZED       UNREALIZE    NET UNREALIZED
NEUBERGER BERMAN         COST     APPRECIATION    DEPRECIATION     APPRECIATION

CALIFORNIA           $153,847           $3,144            $159           $2,985
INTERMEDIATE          467,960            9,646             862            8,784
NEW YORK              125,692            2,044             418            1,626


(@) At time of investment, municipal securities purchased by each Fund are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Fund's investment manager to be of comparable quality. Approximately 80%, 68%, and 57% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)    Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $4,474,000 or 1.5% of net assets applicable to common shareholders for Intermediate.

(^^)   Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.


For more information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


By: /s/ John M. McGovern
    -----------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2006